Taxes - Operating taxes and levies - Geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Operating taxes and levies	€ (1,882)	€ (1,926)	€ (1,924)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(837)	(984)	(1,118)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(660)	(644)	(552)
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(140)	(163)	(148)
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	€ (244)	€ (135)	€ (106)